Segment Information	6 Months Ended
Jul. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information
The results of the reportable segments are derived directly from our management reporting system and are based on our methods of internal reporting which are not necessarily in conformity with GAAP. Management measures the performance of each segment based on several metrics, including contribution margin, as defined below. Management does not use asset information to assess performance and make decisions regarding allocation of resources. Therefore, depreciation and amortization expense is not allocated among segments.
Contribution margin is used, in part, to evaluate the performance of, and allocate resources to, each of the segments. Segment contribution margin includes segment revenue less the related cost of sales excluding certain operating expenses that are not allocated to segments because they are separately managed at the consolidated corporate level. These unallocated costs include stock‑based compensation expense, amortization of acquired intangible assets, direct sales and marketing costs, research and development costs, corporate general and administrative costs, such as legal and accounting, interest income, interest expense, and other income (expense).
Financial information for each reportable segment was as follows (in thousands):

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
			(unaudited)
Revenue:
Subscription	$119,150	$200,252	$91,360	$138,657
Services	46,898	60,774	29,581	30,767
Total revenue	$166,048	$261,026	$120,941	$169,424

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
			(unaudited)
Contribution margin:
Subscription	$93,380	$164,971	$73,980	117,387
Services	6,701	14,293	7,195	4,599
Total segment contribution margin	$100,081	$179,264	$81,175	$121,986

The reconciliation of segment financial information to our loss from operations is as follows (in thousands):

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
			(unaudited)
Segment contribution margin	$100,081	$179,264	$81,175	$121,986
Amortization of acquired intangible assets	(3,455)	(3,720)	(1,830)	(1,885)
Stock-based compensation expense	(63,590)	(21,714)	(11,241)	(230,533)
Donation of common stock to the Cloudera Foundation	—	(21,574)	—	—
Corporate costs, such as research and development, corporate general and administrative and other	(237,673)	(319,595)	(150,407)	(177,593)
Loss from operations	$(204,637)	$(187,339)	$(82,303)	$(288,025)

Sales outside of the United States represented approximately 21%, and 25% of our total revenue for the years ended January 31, 2016 and 2017, respectively, and 24% and 27% for the six months ended July 31, 2016 and 2017, respectively. All revenues from external customers are attributed to individual countries on an end‑customer basis, based on domicile of the purchasing entity, if known, or the location of the customer’s headquarters if the specific purchasing entity within the customer is unknown.
As of January 31, 2016 and January 31, 2017 and July 31, 2017, assets located outside the United States were 1%, 3% and 2% of total assets, respectively.